Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2020
CACM [Member]
Place incorporated	New York, USA
Ownership percentage	100.00%
Baytao [Member]
Place incorporated	New York, USA
Ownership percentage	80.00%
Color China [Member]
Place incorporated	Hong Kong
Ownership percentage	100.00%
BVI-ACM [Member]
Place incorporated	British Virgin Island	[1]
Ownership percentage	100.00%	[1]
China-ACMH [Member]
Place incorporated	Beijing, China	[1]
Ownership percentage	100.00%	[1]
Xin Ao [Member]
Place incorporated	Beijing, China	[1]
Description of ownership percentage	VIE	[1]

[1]	The Company sold BVI-ACM and its subsidiaries to two former officers (CEO and CFO) who collectively held less than 5% ordinary shares of the Company currently for $600,000 in May 2020. See Note 4 - Discontinued operations for details.